3. Property and Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Computer and equipment	$ 10,805	$ 10,237	$ 2,816
Assets used to fulfill contract obligations	82,284	70,195	0
Less: Accumulated depreciation	(4,132)	(3,067)	(1,902)
Net property and equipment	$ 88,957	$ 77,365	$ 914